Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
DAC and VOBA	$ 24,130	$ 24,442	$ 26,706
U.S.
Segment Reporting Information [Line Items]
DAC and VOBA	615	593	563
Asia
Segment Reporting Information [Line Items]
DAC and VOBA	8,374	8,217	9,077
Latin America
Segment Reporting Information [Line Items]
DAC and VOBA	1,753	1,987	2,198
EMEA
Segment Reporting Information [Line Items]
DAC and VOBA	1,532	1,709	2,039
MetLife Holdings
Segment Reporting Information [Line Items]
DAC and VOBA	5,436	5,387	5,445
Brighthouse Financial
Segment Reporting Information [Line Items]
DAC and VOBA	6,390	6,537	7,384
Corporate & Other
Segment Reporting Information [Line Items]
DAC and VOBA	$ 30	$ 12	$ 0